Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Interest and Other Income	$ 700,067	$ 661,666	$ 1,382,792	$ 1,338,230	$ 2,698,186	$ 2,936,326
Interest Expense	474,622	506,338	955,754	1,005,657	2,025,000	1,997,249
Net Interest Income	225,445	155,328	427,038	332,573	673,186	939,077
Provision for losses on mortgage loans receivable	28,425	92,377	51,799	144,476	155,056	188,634
Net Interest Income after Provision for Mortgage Losses	197,020	62,951	375,239	188,097	518,130	750,443
Other than temporary impairment on bond portfolio		60,000		120,000	258,000
Operating Expenses
Other operating expenses	143,632	177,310	343,305	342,236	597,337	792,730
Operating Income (Loss)	53,388	(174,359)	31,934	(274,139)	(337,207)	(42,287)
Other Income						4,053
Net Income (Loss)	$ 53,388	$ (174,359)	$ 31,934	$ (274,139)	$ (337,207)	$ (38,234)
Basic and Diluted Income (Loss) Per Share	$ 0.03	$ (0.10)	$ 0.02	$ (0.16)	$ (0.20)	$ (0.02)
Dividends Declared Per Share	$ 0.07	$ 0.06	$ 0.07	$ 0.06	$ 0.24	$ 0.23
Weighted Average Common Shares Outstanding - Basic and Diluted	1,677,798	1,677,798	1,677,798	1,677,798	1,677,798	1,677,798